Accounts Receivables, Net	12 Months Ended
Mar. 31, 2025
Accounts Receivables, Net [Abstract]
ACCOUNTS RECEIVABLES, NET

NOTE 4 — ACCOUNTS RECEIVABLES, NET

Accounts receivables, net consisted of the following

	As of March 31,
	2025	2024
	US$	US$
Accounts receivables – third parties	1,397,842	1,234,810
Less: allowance for credit losses	(9,927)	(9,830)
Accounts receivables, net	1,387,915	1,224,980

The following table presents the activities in the allowance for credit losses as of March 31, 2024 and 2025.

	As of March 31,
	2025	2024
	US$	US$
Balance at April 1,	9,830	11,402
Addition/(reversal)	199	(1,609)
Exchange difference in translation	(102)	37
Balance at March 31,	9,927	9,830

For the financial years ended March 31, 2024 and 2025, the Company made provision for estimated credit losses. The Company has not experienced any significant bad debt write-offs of accounts receivable in the past.